Note 5 - Credit Assets, Net of Allowance for Credit Losses	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Disclosure of loans and advances to customers [text block]
5.	Credit assets, net of allowance for credit losses:

VersaBank organizes its Credit Asset portfolios into the following two broad asset categories: Structured Receivable Program (previously referred to as “Receivable Purchase Program”) and Multi-Family Residential Loans and Other. These categories have been established in VersaBank’s proprietary, internally developed asset management system and have been designed to catalogue individual lending assets as a function primarily of their key risk drivers, the nature of the underlying collateral, and the applicable market segment.

The Structured Receivable Program (“SRP”) category is composed of investments in the expected cash flow streams derived primarily from consumer and small business loans and leases that are originated and owned throughout their lifetime by VersaBank’s SRP partners, as well as asset-backed securities that have similar underlying assets noted in the SRP portfolio.

The Multi-Family Residential Loans and Other (“MROL”) category is composed of two major sub-segments: Multi-Family Residential Loans, which consists of CMHC-insured (zero-risk weighted for regulatory capital purposes) loans and uninsured loans to real estate developers to finance the construction phase of development of multi-family, student residence, condominium and retirement home properties, as well as term and bridge loans to real estate developers secured by completed aforementioned properties and units. It also includes the public sector and infrastructure loans and leases. The majority of these loans are business-to-business loans with the underlying credit risk exposure being primarily residential in nature given that the vast majority of the loans are related to properties that are designated primarily for residential use. The portfolio benefits from diversity in its underlying security in the form of a broad range of such collateral properties.

Summary of credit assets, net of allowance for credit losses:

(thousands of Canadian dollars)
	January 31	October 31	January 31
	2026	2025	2025

Structured receivable program	$4,393,457	$4,043,007	$3,401,328
Multi-family residential loans and other	922,823	1,007,232	927,978
	5,316,280	5,050,239	4,329,306

Allowance for credit losses	(7,916)	(7,279)	(4,233)
Accrued interest	24,915	23,418	21,675

Total credit assets, net of allowance for credit losses	$5,333,279	$5,066,378	$4,346,748

The following table provides a summary of credit asset amounts, ECL allowance amounts, and expected loss (“EL”) rates by credit asset category:

	As at January 31, 2026
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Structured receivable purchase program	$4,363,795	$22,722	$6,940	$4,393,457
ECL allowance	3,531	75	2,621	6,227
EL %	0.08%	0.33%	37.77%	0.14%
Multi-family residential loans and other	$735,336	$176,215	$11,273	$922,823
ECL allowance	1,483	206	1	1,689
EL %	0.20%	0.12%	0.01%	0.18%
Total credit assets	$5,099,130	$198,937	$18,213	$5,316,280
Total ECL allowance	5,014	280	2,622	7,916
Total EL %	0.10%	0.14%	14.40%	0.15%

	As at October 31, 2025
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Structured receivable purchase program	$4,017,931	$17,516	$7,560	$4,043,007
ECL allowance	3,187	72	2,172	5,431
EL %	0.08%	0.41%	28.73%	0.13%
0	$854,692	$113,227	$39,313	$1,007,232
ECL allowance	1,493	354	2	1,848
EL %	0.17%	0.31%	0.00%	0.18%
Total credit assets	$4,872,623	$130,743	$46,873	$5,050,239
Total ECL allowance	4,679	426	2,174	7,279
Total EL %	0.10%	0.33%	4.64%	0.14%

The Bank’s maximum exposure to credit risk is the carrying value of its financial assets. The Bank holds security against the majority of its credit assets in the form of mortgage interests over property, other registered securities over assets, guarantees and/or cash reserves (holdbacks) related to investments in receivables included in the SRP Financing portfolio (see note 8).

Allowance for credit losses

The Bank must maintain an allowance for expected credit losses that are adequate, in management’s opinion, to absorb all credit related losses in the Bank’s lending and treasury portfolios. The expected credit loss methodology requires recognition of credit losses based on 12 months of expected losses for performing credit assets, which is reflected in the Bank’s Stage 1 grouping. The Bank recognizes lifetime expected losses on credit assets that have experienced a significant increase in credit risk since its origination, which is reflected in the Bank’s Stage 2 grouping. Impaired credit assets require recognition of lifetime losses and are reflected in Stage 3 grouping.

Forward-looking Information

The Bank has sourced credit risk modeling systems and forecast macroeconomic scenario data from Moody’s Analytics, a third-party service provider for the purpose of computing forward-looking credit risk parameters under multiple macroeconomic scenarios that consider both market-wide and idiosyncratic factors and influences. The macroeconomic indicator data utilized by the Bank for the purpose of sensitizing probability of default and loss given default term structure data to forward economic conditions include, but are not limited to: real GDP, the national unemployment rate, long term interest rates, the consumer price index, the S&P/TSX Index and the price of oil. These specific macroeconomic indicators were selected in an attempt to ensure that the spectrum of fundamental macroeconomic influences on the key drivers of the credit risk profile of the bank’s assets, including: corporate, consumer and real estate market dynamics; corporate, consumer and SME borrower performance; geography; as well as collateral value volatility, are appropriately captured and incorporated into the Bank’s forward macroeconomic sensitivity analysis.

The key assumptions driving the quarterly outlook for 2026 include global tariff policies, which carry uncertainty regarding their size, scope, and timing. While policy volatility has eased, tariffs remain a key constraint, raising cross-border costs and weighing on supply chains, exports, and business investment in both Canada and the United States. As a result, economic growth is expected to remain modest through 2026, with no recession anticipated but limited upside amid ongoing geopolitical and trade-related risks. The Bank of Canada and the U.S. Federal Reserve are expected to maintain a cautious easing bias as growth slows, with some rate reductions likely in 2026, though the extent of easing may be constrained by residual inflation pressures. Labour market conditions are expected to soften modestly, with slower hiring reflecting weaker demand; in Canada, reduced immigration flows are expected to temper labour force growth. Inflation is expected to continue moderating gradually, supported by easing commodity prices and softer demand, though tariff-related cost pressures may slow the pace of disinflation.

Management developed ECL estimates using credit risk parameter term structure forecasts sensitized to individual baseline, upside and downside forecast macroeconomic scenarios, each weighted at 100%, and subsequently computed the variance of each to the Bank’s reported ECL as at January 31, 2026 in order to assess the alignment of the Bank’s reported ECL with the Bank’s credit risk profile, and further, to assess the scope, depth and ultimate effectiveness of the credit risk mitigation strategies that the Bank has applied to its lending portfolios (see Expected Credit Loss Sensitivity below).

Expected credit loss sensitivity:

The following table presents the sensitivity of the Bank’s estimated ECL to a range of individual macroeconomic scenarios, that in isolation may not reflect the Bank’s actual expected ECL exposure, as well as the variance of each to the Bank’s reported ECL as at January 31, 2026:

(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL	Upside	Baseline	Downside

Allowance for expected credit losses	$7,916	$7,384	$7,829	$8,582
Provision (recovery) from reported ECL		(533)	(88)	666
Variance from reported ECL (%)		(7%)	(1%)	8%

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended January 31, 2026:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable purchase program
Balance at beginning of period	$3,187	$72	$2,172	$5,431
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	344	3	449	796
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	344	3	449	796
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$3,531	$75	$2,621	$6,227

Multi-family residential loans and other
Balance at beginning of period	$1,493	$354	$2	$1,848
Transfer in (out) to Stage 1	(79)	79	-	-
Transfer in (out) to Stage 2	80	(80)	-	-
Transfer in (out) to Stage 3	1	-	(1)	-
Net remeasurement of loss allowance	30	(51)	0	(21)
Credit asset originations	75	75	-	149
Derecognitions and maturities	(55)	(170)	-	(225)
Provision for (recovery of) credit losses	51	(146)	(1)	(96)
Write-offs	(51)	-	-	(51)
Recoveries	-	-	-	-
FX Impact	(9)	(2)	(0)	(11)
Balance at end of period	$1,483	$206	$1	$1,689

Total balance at end of period	$5,014	$280	$2,622	$7,916

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended January 31, 2025:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable purchase program
Balance at beginning of period	$783	$-	$-	$783
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	1,128	4	56	1,188
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	1,128	4	56	1,188
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,911	$4	$56	$1,971

Multi-family residential loans and other
Balance at beginning of period	$2,213	$306	$1	$2,520
Transfer in (out) to Stage 1	(197)	197	-	-
Transfer in (out) to Stage 2	(9)	9	-	-
Transfer in (out) to Stage 3	(1)	-	1	-
Net remeasurement of loss allowance	(172)	8	-	(164)
Credit asset originations	40	(29)	-	11
Derecognitions and maturities	(11)	-	-	(11)
Provision for (recovery of) credit losses	(350)	185	1	(164)
Write-offs	(124)	-	-	(124)
Recoveries	-	-	-	-
FX Impact	33	(3)	-	30
Balance at end of period	$1,772	$488	$2	$2,262

Total balance at end of period	$3,683	$492	$58	$4,233

Credit quality:

The Bank assigns a risk rating to each credit asset comprising its credit asset portfolios. A risk rating is assigned or updated as a function of each new credit application, annual review or an amendment to a facility. The Bank updates borrower risk ratings to reflect any significant deterioration or improvement in credit quality. The risk rating considers the credit risk attributes of the credit asset, structure, individual borrower circumstances as well as local, regional and global macroeconomic and market conditions. The Bank aggregates its risk rating assignments into the following three broad categories:

i) Satisfactory – The borrower and credit asset valuation are of acceptable credit quality.

ii) Watchlist – The borrower or the credit asset valuation exhibits potential credit weakness or a downward trend which, if not mitigated, will potentially weaken the Bank’s position. The credit asset requires close supervision.

iii) Classified – The collection of the structural payment and/or the full repayment of the credit asset is uncertain.

As of January 31, 2026, 98% ( October 31, 2025 – 97%) of the Bank’s credit assets were categorized Satisfactory. There was no material change in the Bank’s processes for managing credit risk during the current quarter.